Item 1. Schedule of Investments:

--------------------------------

PUTNAM AMT-FREE INSURED MUNICIPAL FUND

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam AMT-Free Insured Municipal Fund
The fund's portfolio
April 30, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
RAN -- Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

Municipal bonds and notes (98.7%) (a)
Principal amount		Rating (RAT)	Value
Alabama (0.8%)

$3,000,000	Alabama A&M U. Rev. Bonds, MBIA, 6 1/2s, 11/1/25	Aaa	$3,118,290
Alaska (2.8%)

	AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A
6,000,000	MBIA, 5.9s, 12/1/19	Aaa	6,255,540
4,560,000	4.4s, 12/1/31	Aaa	4,640,302

			10,895,842
Arkansas (0.5%)

1,795,000	Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	1,843,178
California (10.1%)

12,000,000	CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 5/1/13	Aaa	13,571,156
2,445,000	CA State Public Wks. Board Rev. Bonds (Dept. Hlth. Svcs. Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	Aaa	2,596,786
3,000,000	CA Statewide Cmnty. Dev. Auth. COP (Motion Picture & TV Fund), AMBAC, 5.35s, 1/1/24	Aaa	3,031,740
2,475,000	Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B, AMBAC, 5s, 6/1/38	Aaa	2,543,087
2,745,000	Los Angeles, Unified School Dist. G.O. Bonds (Election of 2004), Ser. C, FGIC, 5s, 7/1/26	Aaa	2,912,527
7,000,000	San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	7,570,710
2,000,000	San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. E, FSA, 5 1/4s, 7/1/19	Aaa	2,250,880
3,680,000	Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	Aaa	4,510,760

			38,987,646
Colorado (2.8%)

1,000,000	CO Dept. of Trans. RAN, AMBAC, 6s, 6/15/06	Aaa	1,035,830
66,000	CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider Pooled Loan Program), Ser. A, FSA, 7 1/4s, 7/15/17	Aaa	66,323
5,000,000	Denver, City & Cnty. Arpt. Rev. Bonds, MBIA, 5 1/2s, 11/15/25	Aaa	5,226,450
4,000,000	Weld Cnty. School Dist. G.O. Bonds, FSA, 5 1/2s, 12/1/19	Aaa	4,429,000

			10,757,603
District of Columbia (0.8%)

3,000,000	DC G.O. Bonds, Ser. A, FSA, 5 7/8s, 6/1/05	Aaa	3,007,080
Florida (7.9%)

13,675,000	Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, 7.65s, 7/1/16	Aaa	18,485,592
5,000,000	Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, FGIC, 8 1/4s, 7/1/14	Aaa	6,790,500
3,935,000	Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), FSA, 7.15s, 11/1/15	Aaa	5,118,530

			30,394,622
Georgia (1.8%)

3,360,000	Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam. Hsg. Project), MBIA, 5 1/4s, 11/1/20	Aaa	3,703,090
415,000	GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa	488,252
2,500,000	Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	AAA	2,656,750

			6,848,092
Illinois (7.3%)

5,500,000	Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aaa	6,069,250
1,500,000	Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA, 5 1/4s, 12/1/19	Aaa	1,629,615
2,250,000	Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	AAA	2,430,293
4,385,000	Cook Cnty., G.O. Bonds, Ser. D, AMBAC, 5 1/4s, 11/15/21	Aaa	4,744,219
1,000,000	Du Page Cnty., Cmnty. High School Dist. G.O. Bonds (Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aaa	1,117,170
5,000,000	IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	Aaa	5,460,750
5,000,000	Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aaa	6,863,250

			28,314,547
Indiana (6.1%)

1,655,000	Anderson, Indpt. School Bldg. Corp. G.O. Bonds (First Mtg.), FSA, 5 1/2s, 1/15/28	AAA	1,828,262
	Brownsburg Ind. 1999 School Bldg. Corp. Rev. Bonds (1st Mtge.), Ser. A, FSA
3,465,000	5 1/4s, 9/15/19	AAA	3,795,942
3,295,000	5 1/4s, 9/15/18	AAA	3,622,062
6,605,000	Center Grove, Bldg. Rev. Bonds, AMBAC, 5 1/2s, 1/15/26	Aaa	7,173,823
1,345,000	Center Grove, Ind. Bldg. Corp. Rev. Bonds (First Mtg.), FGIC, 5s, 7/15/25	AAA	1,427,704
1,000,000	Evansville Vanderburgh Pub. Leasing Corp. Rev. Bonds (1st Mtge.), MBIA, 5 3/4s, 7/15/18	Aaa	1,146,730
3,135,000	IN Bond Bk. Rev. Bonds, AMBAC, 5s, 2/1/06	Aaa	3,188,170
	IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
260,000	4.2s, 7/1/17	Aaa	261,162
375,000	4.15s, 7/1/16	Aaa	376,680
115,000	4.1s, 7/1/15	Aaa	115,516
355,000	3.95s, 7/1/14	Aaa	356,605
250,000	3.9s, 1/1/14	Aaa	251,080

			23,543,736
Louisiana (3.5%)

8,339	East Baton Rouge, Mtge. Fin. Auth. Rev. Bonds (Single Fam.), Ser. B, GNMA Coll., 8 1/4s, 2/25/11	AAA	8,378
5,730,000	Ernest N. Morial-New Orleans Exhibit Hall Auth. Special Tax, AMBAC, 5s, 7/15/20	AAA	6,175,737
3,000,000	LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aaa	3,278,970
4,000,000	LA State U. & Agriculture & Mechanical College Rev. Bonds, MBIA, 5 1/2s, 7/1/26	Aaa	4,192,000

			13,655,085
Massachusetts (3.7%)

	MA State Special Oblig. Dedicated Tax Rev. Bonds, FGIC
1,000,000	5 1/4s, 1/1/24	Aaa	1,102,980
1,000,000	5 1/4s, 1/1/23	Aaa	1,100,650
11,000,000	5 1/4s, 1/1/22	Aaa	12,132,780

			14,336,410
Michigan (7.6%)

720,000	Detroit, Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20	Aaa	776,398
7,990,000	Detroit, City School Dist. G.O. Bonds (School Bldg. & Site Impt.), Ser. B, FGIC, 5s, 5/1/25	Aaa	8,397,969
5,030,000	Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.05s, 7/1/33	VMIG1	5,030,000
500,000	Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth. Care), Ser. A, MBIA, 5 1/2s, 1/15/17	AAA	550,470
5,000,000	MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth. Svcs.), Ser. A, AMBAC, 6s, 8/15/34	Aaa	5,575,850
	MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Co.), AMBAC
4,000,000	7s, 5/1/21	Aaa	5,294,840
3,500,000	4.85s, 9/1/30	Aaa	3,714,830

			29,340,357
Mississippi (1.0%)

	MS Dev. Bk. Special Obligation Rev. Bonds (Waste Wtr. & Solid Waste Mgt.), Ser. A, FSA
1,855,000	5 3/8s, 2/1/19	Aaa	2,040,110
1,755,000	5 3/8s, 2/1/18	Aaa	1,930,131

			3,970,241
Montana (0.5%)

1,725,000	Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	1,809,353
Nevada (2.3%)

8,295,000	Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20	Aaa	8,907,088
New Hampshire (1.4%)

5,000,000	NH State Tpk. Syst. Rev. Bonds, FGIC, 6.806s, 11/1/17	Aaa	5,382,650
New Jersey (4.3%)

	NJ Econ. Dev. Auth. Rev. Bonds
10,000,000	(School Fac. Construction), Ser. F, FGIC, 5 1/4s, 6/15/21	Aaa	11,301,800
5,000,000	(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,285,650

			16,587,450
New York (5.2%)

	Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau Hlth. Care Corp.), FSA
4,610,000	6s, 8/1/13	Aaa	5,238,020
2,285,000	6s, 8/1/12	Aaa	2,596,286
1,000,000	NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	1,062,150
3,000,000	NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5s, 6/15/28	Aaa	3,171,060
	NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School), Ser. B, XLCA
2,270,000	5 3/8s, 7/1/22	Aaa	2,500,269
2,215,000	5 3/8s, 7/1/20	Aaa	2,454,353
3,000,000	Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, AMBAC, 5s, 10/15/29	Aaa	3,185,490

			20,207,628
North Carolina (3.8%)

6,000,000	Metropolitan Pier & Exposition Auth. Rev. Bonds (McCormack Place Expansion Project), FGIC, 5 1/2s, 12/15/24	Aaa	6,509,940
7,500,000	NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	8,138,550

			14,648,490
Ohio (2.5%)

6,765,000	Cleveland, Wtr. Wks. Rev. Bonds, Ser. J, FSA, 5s, 1/1/06	Aaa	6,869,181
1,000,000	Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock & Roll Hall of Fame), FSA, 3.6s, 12/1/14	Aaa	1,000,250
1,535,000	Morley Library Dist. G.O. Bonds (Lake Cnty. Dist. Library), AMBAC, 5 1/4s, 12/1/19	Aaa	1,685,568
45,000	OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, zero %, 1/15/15	Aaa	17,292

			9,572,291
Oklahoma (0.8%)

3,000,000	OK City Arpt. Trust Rev. Bonds, Ser. A, FSA, 5 1/4s, 7/1/21	Aaa	3,190,320
Oregon (0.5%)

1,880,000	Salem-Keizer, School Dist. G.O. Bonds (No. 24J), FSA, 4s, 6/15/06	Aaa	1,905,982
Pennsylvania (0.8%)

3,000,000	PA State Pub. School Bldg. Auth. Rev. Bonds (Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	3,237,180
Texas (9.1%)

2,500,000	Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s, 2/15/19	Aaa	2,708,525
1,250,000	Harris Cnty., Mandatory Put Bonds (Toll Road), FGIC, 5s, 8/15/09	Aaa	1,334,638
1,190,000	Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,261,531
5,280,000	Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,561,899
1,000,000	Houston, Cmnty. College Syst. Rev. Bonds (Student Fee), MBIA, 5.1s, 4/15/06	Aaa	1,022,190
1,000,000	Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C, AMBAC, 5s, 8/1/29	AAA	1,029,070
4,000,000	San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,421,240
8,000,000	San Antonio, Hotel Occupancy Mandatory Put Bonds, Ser. B, AMBAC, 5s, 8/15/08	Aaa	8,442,160
5,000,000	Tarrant Cnty., Hlth. Fac. Dev. Rev. Bonds (TX Hlth. Res. Syst.), Ser. A, MBIA, 5 3/4s, 2/15/15	Aaa	5,741,450
3,150,000	Victoria G.O. Bonds, FGIC, 5 1/2s, 8/15/20	Aaa	3,515,495

			35,038,198
Utah (3.4%)

	UT State Pwr. Supply Rev. Bonds (Intermountain Pwr. Agcy.), Ser. A, MBIA
7,900,000	6.15s, 7/1/14 (prerefunded)	Aaa	8,568,656
4,495,000	6.15s, 7/1/14	Aaa	4,749,102

			13,317,758
Washington (6.1%)

10,000,000	Port of Seattle Rev. Bonds, Ser. A, FGIC, 5 1/2s, 10/1/22	Aaa	10,631,000
	WA State Pub. Pwr. Supply Syst. Rev. Bonds
6,000,000	(Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	7,705,260
5,000,000	(Nuclear No. 1), Ser. A, AMBAC, 5.7s, 7/1/09	Aaa	5,254,250

			23,590,510
West Virginia (1.4%)

5,000,000	Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	5,249,050

	Total Municipal bonds and notes (cost $357,718,315)(b)		$381,656,677

Putnam AMT-Free Insured Municipal Fund - Fund 035

Interest rate swap contracts outstanding at April 30, 2005 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JP Morgan Chase Bank dated March 10, 2005 to pay quarterly the notional amount multiplied by 3.702% and receive quarterly the notional amount multiplied by the Bond Market Association Municipal Swap Index.	$10,000,000	9/14/12	$(122,333)

Agreement with Citigroup Financial Products, Inc. dated February 7, 2005 to receive quarterly the notional amount multiplied by 3.935% and pay quarterly the notional amount multiplied by the USD-Muni-BMA-Rate.	12,000,000	8/10/30	(193,188)

Agreement with Merrill Lynch International & Co. C.V. dated February 7, 2005 to pay quarterly the notional amount multiplied by 3.125% and receive quarterly the notional amount multiplied by the USD-Muni-BMA-Rate.	35,000,000	8/10/09	138,490

			$(177,031)

	NOTES
(a)	Percentages indicated are based on net assets of $386,815,494.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $357,718,453, resulting in gross unrealized appreciation and depreciation of $24,229,387 and $291,163, respectively, or net unrealized appreciation of $23,938,224.

	The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at April 30, 2005.

	The dates shown on Mandatory Put Bonds are the next mandatory put dates.

	The fund had the following industry group concentrations greater than 10% at April 30, 2005 (as a percentage of net assets):

	Utilities	16.0%
	Transportation	12.4

	The fund had the following insurance concentrations greater than 10% at April 30, 2005 (as a percentage of net assets):

	FGIC	28.3%
	AMBAC	25.8
	MBIA	22.5
	FSA	18.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005

Item 1. Schedule of Investments:

--------------------------------

PUTNAM TAX-FREE HIGH YIELD FUND

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam Tax-Free High Yield Fund
The fund's portfolio
April 30, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
Municipal bonds and notes (98.1%) (a)
Principal amount	Rating (RAT)	Value
Alabama (0.6%)

$9,640,000	Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s, 5/1/19	BB+	$9,202,055
1,000,000	Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated Board), Ser. A, 5.3s, 4/1/27	Baa2	1,002,520

			10,204,575
Arizona (1.8%)

1,500,000	AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation), Ser. A, 6.4s, 8/15/27	BB-/P	1,504,260
	Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7,300,000	7 5/8s, 12/1/29	B-/P	7,799,831
500,000	7 1/4s, 12/1/19	B-/P	529,895
	Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
3,365,000	(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,743,966
2,675,000	(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,867,948
990,000	(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	1,047,915
2,000,000	Maricopa Cnty., Poll. Control Rev. Bonds (Pub. Service- Palo Verde), Ser. A, 4s, 1/1/38	Baa2	2,019,780
2,500,000	Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container Corp.), 7.2s, 6/1/27	B/P	2,608,750
2,000,000	Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun YMCA), 3.05s, 1/1/31	A-1+	2,000,000
2,450,000	Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	2,464,088
	Scottsdale, Indl. Dev. Auth. Rev. Bonds
1,500,000	(Westminster Village 1st Mtg.), Ser. A, U.S. Govt. Coll., 8 1/4s, 6/1/15	AAA/P	1,536,480
2,300,000	(Westminster Village 1st Mtge.), Ser. A, U.S. Govt. Coll., 8s, 6/1/11	AAA/P	2,355,522

			30,478,435
Arkansas (1.4%)

2,300,000	AR Dev. Fin. Auth. Rev. Bonds, Ser. B, GNMA Coll., FNMA Coll., 3 3/4s, 1/1/26	AAA	2,299,908
10,500,000	AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29	Baa2	11,789,400
1,500,000	Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	1,531,320
7,065,000	Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27	BB/P	8,036,508

			23,657,136
California (12.5%)

3,000,000	ABAG Fin. Auth. COP (American Baptist Homes), Ser. A, 5.85s, 10/1/27	BB+	2,996,100
5,000,000	Anaheim, Pub. Fin. Auth. Lease 144A Rev. Bonds (Pub. Impts.), Ser. A, FSA, 6s, 9/1/24	Aaa	6,128,350
2,500,000	CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	2,598,475
	CA State G.O. Bonds
2,000,000	5.1s, 2/1/34	A	2,048,500
24,265,000	5s, 5/1/23	A	25,673,098
	CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
18,000,000	AMBAC, 5 1/2s, 5/1/13	Aaa	20,356,740
7,000,000	5 1/2s, 5/1/11	A2	7,790,790
7,500,000	5 3/8s, 5/1/22	A2	8,104,125
2,000,000	5 1/8s, 5/1/18	A2	2,152,480
3,650,000	CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/17	Aa3	3,888,309
6,000,000	CA State Econ. Recvy. VRDN, Ser. C-6, 3.02s, 7/1/23	VMIG1	6,000,000
4,240,000	CA State Pub. Wks. Board Lease Rev. Bonds (Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	Aaa	4,694,825
4,300,000	CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/15/25	Baa2	4,508,679
1,000,000	CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds (Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	Baa1	1,042,750
1,000,000	CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds (Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,036,790
1,500,000	Capistrano, Unified School Dist. Cmnty. Fac. Special Tax (No 98-2 Ladera), 5.7s, 9/1/20	BBB/P	1,692,705
750,000	Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (Ladera), Ser. 98-2, 5 3/4s, 9/1/29	BBB/P	847,868
	Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
2,855,000	(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB	2,895,141
2,000,000	(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB-/P	2,065,240
31,900,000	Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (NON) (F)	D/P	89,320
3,000,000	Elk Grove CA Special Tax Rev. Bonds (Poppy Ridge Cmnty. Facs. - No 03-01), 6s, 9/1/34	BB/P	3,131,250
1,750,000	Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s, 9/1/28	BB	1,788,150
300,000	Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads), 5 3/4s, 1/15/40	Baa3	306,771
10,795,000	Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P	8,277,498
11,000,000	Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38	A-	11,961,620
995,000	Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Assmt. Dist. No. 00-18-GRP 3), 5.55s, 9/2/26	BBB-/P	1,011,497
1,400,000	LA Tax Alloc. Rev. Bonds (No. 5 & 6), MBIA, 5 1/4s, 2/1/19	Aaa	1,585,122
3,500,000	Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, Ser. C, 7 1/2s, 12/1/24	B-	3,667,580
	Oakley, Pub. Fin. Auth. Rev. Bonds
2,510,000	6s, 9/2/34	BB-/P	2,563,563
1,435,000	5 7/8s, 9/2/24	BB-/P	1,465,221
	Orange Cnty., Cmnty. Fac. Dist. Special Tax (No. 03-1 Ladera Ranch), Ser. A
1,520,000	5.4s, 8/15/22	BB/P	1,584,448
1,240,000	5.4s, 8/15/21	BB/P	1,292,836
2,875,000	Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB	2,957,886
5,600,000	Orange Cnty., Local Trans. Auth. Sales Tax IFB, 10.088s, 2/14/11	AA+	7,131,712
1,700,000	Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,824,899
1,500,000	Roseville, Cmnty. Fac. Special Tax Bonds (Dist. 1), 6s, 9/1/33	BB/P	1,554,645
700,000	Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 4-A, 6s, 9/1/28	BB+	740,719
1,500,000	San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,468,095
10,000,000	San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev. Bonds, 7.55s, 1/1/10	Aaa	11,421,800
6,875,000	Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BB+/P	7,038,556
350,000	Southern CA Pub. Pwr. Auth. IFB (Transmission), 9.688s, 7/1/12	Aa3	354,487
6,780,000	Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	BB-/P	7,163,002
11,815,000	Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	6,044,672
	Vallejo, COP (Marine World Foundation)
9,500,000	7.2s, 2/1/26	BBB-/P	10,011,290
6,840,000	7s, 2/1/17	BBB-/P	7,207,924

			210,165,528
Colorado (0.7%)

5,000,000	CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran), 5.9s, 10/1/27	A3	5,407,200
	CO Springs, Hosp. Rev. Bonds
745,000	6 3/8s, 12/15/30 (PREREFUNDED)	A3	872,283
755,000	6 3/8s, 12/15/30	A3	837,907
3,000,000	Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist. No. 1), 7s, 12/15/16	Aa3	3,852,030

			10,969,420
Connecticut (1.2%)

	CT State Dev. Auth. Rev. Bonds
5,148,859	(East Hills Woods), Ser. A, 7 3/4s, 11/1/17	B-/P	4,168,207
1,000,000	(Elm Park Baptist), 5s, 12/1/13	BBB+	1,040,990
604,924	(East Hills Woods), Ser. B, zero %, 3/1/21	B-/P	21,366
2,000,000	CT State Dev. Auth. 1st Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elm Park Baptist, Inc.), 5.85s, 12/1/33	BBB+	2,115,860
12,000,000	CT State Dev. Auth. Poll. Control Rev. Bonds (Western MA), Ser. A, 5.85s, 9/1/28	Baa2	12,794,880

			20,141,303
Delaware (0.2%)

3,500,000	GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3, 5.3s, 10/31/39	A3	3,545,990
District of Columbia (4.4%)

	DC G.O. Bonds, Ser. A
48,750,000	6 3/8s, 6/1/26 (SEG)	AAA	51,592,613
5,000,000	FSA, 5s, 6/1/25	Aaa	5,271,000
	DC Rev. Bonds (American Geophysical Union)
4,200,000	5 7/8s, 9/1/23	BBB	4,205,796
3,095,000	5 3/4s, 9/1/13	BBB	3,099,302
8,500,000	DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/2s, 5/15/33	BBB	9,025,045

			73,193,756
Florida (5.3%)

7,500,000	Cap. Trust Agcy. Rev. Bonds (Seminole Tribe Convention), Ser. A, 10s, 10/1/33	B/P	8,417,100
	CFM Cmnty. Dev. Dist. Rev. Bonds
4,000,000	Ser. A, 6 1/4s, 5/1/35	BB-/P	4,221,960
500,000	(Cap. Impt.), Ser. B, 5 7/8s, 5/1/14	BB-/P	518,900
1,650,000	Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19	A3	1,695,837
	Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
2,500,000	5 1/8s, 11/1/09	BB-/P	2,523,925
865,000	5s, 11/1/07	BB-/P	873,745
1,000,000	Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29	BBB+	1,090,840
4,000,000	Hernando Cnty. Wtr . and Swr. Rev. Bonds, MBIA, 5s, 6/1/29	Aaa	4,211,480
3,000,000	Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Sunbelt), Ser. A, 6s, 11/15/31	A	3,272,790
4,085,000	Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	4,210,777
4,350,000	Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-	4,366,443
2,000,000	Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	BB+	2,203,080
2,000,000	Middle Village Cmnty. Dev. Dist. Special Assmt., Ser. A, 6s, 5/1/35	BB-/P	2,065,260
1,000,000	Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens), Ser. A, 5.9s, 5/1/35	AAA	1,030,170
	Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
9,500,000	(Adventist Hlth. Syst. - Sunbelt), 7s, 10/1/14	Aaa	12,099,390
2,700,000	(Orlando Regl. Hlth. Care), 5 3/4s, 12/1/32	A2	2,918,106
3,750,000	(Adventist Hlth. Syst.), 5 5/8s, 11/15/32	A2	4,016,400
5,200,000	Palm Beach Cnty. Hlth. Fac. Auth. VRDN (Bethesda Hlth. Care Sys.), 3.05s, 12/1/31	VMIG1	5,200,000
5,210,000	Reunion West, Cmnty. Dev. Dist. Special Assmt., 6 1/4s, 5/1/36	BB-/P	5,480,555
3,000,000	South Village Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P	3,043,980
1,490,000	Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 1/2s, 11/1/10	BB-/P	1,514,660
2,000,000	Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special Assmt., 6s, 5/1/36	BB-/P	2,046,540
2,000,000	Turnbull Creek Cmnty., Dev. Dist. Special Assmt., 5.8s, 5/1/35	BB-	2,033,600
3,280,000	U. Athletic Assn., Inc. VRDN (U. of FL Stadium), 3.12s, 2/1/20	VMIG1	3,280,000
	Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.)
980,000	Ser. A, 6 5/8s, 5/1/33	BB/P	1,030,421
545,000	Ser. B, 5 1/4s, 5/1/08	BB/P	549,643
2,250,000	Westchester Cmnty. Dev. Dist. No. 1 Special Assmt. (Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-	2,353,568
	World Commerce Cmnty. Dev. Dist. Special Assmt., Ser. A-1
1,250,000	6 1/2s, 5/1/36	BB-/P	1,308,888
1,000,000	6 1/4s, 5/1/22	BB-/P	1,033,760

			88,611,818
Georgia (2.8%)

9,215,000	Atlanta, Waste Wtr. VRDN, Ser. C, FSA, 3.05s, 11/1/41	VMIG1	9,215,000
12,000,000	Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/01/08	A2	12,457,440
3,400,000	Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific Corp.), 6 1/2s, 6/1/31	Ba3	3,576,562
6,000,000	Forsyth Cnty., Hosp. Auth. Rev. Bonds (GA Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 3/8s, 10/1/28	AAA	7,654,980
800,000	Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	809,592
	Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.)
8,475,000	7 1/2s, 1/1/26	B+	8,608,820
1,750,000	7.4s, 1/1/16	B+	1,778,018
3,160,000	Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds (Stone Container Corp.), 8 1/8s, 7/1/15	B/P	3,270,979

			47,371,391
Illinois (1.7%)

3,000,000	Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/24	Aaa	3,170,310
1,500,000	Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,586,550
1,000,000	Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds (American Airlines, Inc.), 8.2s, 12/1/24	Caa2	905,000
1,600,000	IL Dev. Fin. Auth. VRDN (North Shore Country Day), 3.03s, 7/1/33	VMIG1	1,600,000
	IL Hlth. Fac. Auth. Rev. Bonds
1,315,000	(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12 (In default) (NON)	D/P	1,261,506
1,022,141	(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20 (In default) (NON)	D/P	839,024
6,575,000	(Cmnty. Rehab. Providers Fac.), Ser. A, U.S. Govt. Coll., 7 7/8s, 7/1/20	AAA/P	6,761,599
4,675,000	(Hindsdale Hosp.), Ser. A, 6.95s, 11/15/13	Baa1	5,320,571
1,000,000	(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B+	1,038,120
6,000,000	(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	6,337,260

			28,819,940
Indiana (1.6%)

1,595,000	Anderson Indpt. School Bldg. Corp. Rev. Bonds (First Mtge.), FSA, 5 1/2s, 7/15/25	AAA	1,768,424
2,605,000	IN State Office Bldg. Communication Facs. Rev. Bonds (Southeast Regl. Treatment Ctr.), Ser. E, AMBAC, 5s, 7/1/26	Aaa	2,725,612
12,000,000	Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2	12,670,800
2,200,000	Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06	Baa2	2,179,100
7,000,000	Rockport, Poll. Control Rev. Bonds (Indiana-Michigan Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	7,177,380

			26,521,316
Iowa (1.3%)

	IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives)
16,215,000	9 1/4s, 7/1/25	BBB-/P	19,752,140
775,000	9.15s, 7/1/09	BBB-/P	895,265
300,000	IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A, 6s, 11/15/24	BB/P	304,008
45,000	Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser. IA, 1.76s, 1/1/29	CCC	44,672

			20,996,085
Kansas (0.2%)

	Lenexa, Hlth. Care Rev. Bonds (LakeView Village)
2,250,000	Ser. C, 6 7/8s, 5/15/32	BB+	2,427,323
1,200,000	Ser. B, 6 1/4s, 5/15/26	BB+	1,233,420

			3,660,743
Kentucky (0.9%)

260,000	Kentucky Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser. IA, 6 1/2s, 1/1/29	CCC	261,193
3,600,000	KY Econ. Dev. Fin. Auth. Rev. Bonds (Baptist Hlth. Care), Ser. C, 2.93s, 8/15/31	VMIG1	3,600,000
	KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), Ser. A
6,250,000	6 5/8s, 10/1/28	BBB+	6,857,563
3,740,000	6 1/8s, 10/1/10	BBB+	4,032,431

			14,751,187
Louisiana (3.0%)

3,000,000	LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A, 6.2s, 1/1/28	B+/P	3,042,000
8,828,000	LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Hlth. Care - St. James Place), Ser. A, 7s, 11/1/20	B-/P	8,656,649
	LA Pub. Fac. Auth. Hosp. Rev. Bonds
5,020,000	(Lake Charles Memorial Hosp.), 8 5/8s, 12/1/30	CCC/P	4,889,380
5,000,000	(Franciscan Missionaries), FSA, 5 3/4s, 7/1/18	Aaa	5,888,150
8,000,000	Port of New Orleans, Indl. Dev. Rev. Bonds (Continental Grain Co.), 7 1/2s, 7/1/13	BB-	8,186,880
6,000,000	St. Charles Parish, Poll. Control Rev. Bonds, Ser. A, 4.9s, 6/1/30	Baa2	6,005,520
900,000	Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks Med. Ctr.), Ser. A, 5s, 2/1/25	A	920,142
4,000,000	W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy Gulf States), Ser. B, 6.6s, 9/1/28	BBB-	4,058,480
9,000,000	W. Feliciana Parish, Solid Waste Disp. Rev. Bonds (Kaiser Aluminum), 7.7s, 12/1/14	BBB-	9,034,650

			50,681,851
Maine (0.4%)

5,500,000	Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	Ba1	5,871,745
Maryland (1.2%)

5,000,000	Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll., 8s, 5/15/29	AAA	6,202,950
	MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
2,000,000	(Mercy Ridge), Ser. A, 6s, 4/1/35	BB+/P	2,072,980
1,500,000	(Medstar Hlth.), 5 1/2s, 8/15/33	Baa1	1,581,225
2,000,000	(Medstar Hlth.), 5 3/8s, 8/15/24	Baa1	2,098,920
2,000,000	MuniMae Tax Exempt Bond Subsidiary, LLC Rev. Bonds, Ser. A-2, 4.9s, 6/30/49	A3	1,985,040
3,400,000	Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A, 6 1/4s, 5/1/34	BB/P	3,547,118
2,000,000	Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A, 6s, 5/1/24	BB/P	2,081,680

			19,569,913
Massachusetts (3.4%)

5,270,000	MA State Dev. Fin. Agcy. Rev. Bonds (Lasell College), 6 3/4s, 7/1/31	B+	5,405,386
	MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
8,250,000	(Civic Investments), Ser. A, 9s, 12/15/15	BBB-	9,519,758
6,000,000	(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	6,453,120
4,900,000	(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30	BBB	5,705,805
9,750,000	(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	10,510,500
4,400,000	(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,717,724
7,200,000	(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A-	7,820,856
2,630,000	(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	2,741,565
1,850,000	MA State Indl. Fin. Agcy. Rev. Bonds (TNG Marina Bay LLC Project), 7 1/2s, 12/1/27	B/P	1,900,505
2,378,153	(Evanswood Bethzatha Corp.), 8s, 1/15/27 (In default) (NON)	D/P	2,973
750,000	(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	766,583
1,664,711	(1st Mtge. Evanswood Bethzatha-A), 7 7/8s, 1/15/20 (In default) (NON)	D/P	2,081
1,675,000	(Sr. Living Fac. Forge Hill), 7s, 4/1/17	B/P	1,693,492

			57,240,348
Michigan (5.0%)

2,474,000	Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19	AAA	3,250,539
15,600,000	Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.05s, 7/1/33	VMIG1	15,600,000
15,000,000	Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s, 6/1/16	Baa2	16,342,800
2,500,000	Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	2,591,050
	Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A
3,000,000	5 3/4s, 9/1/17	Ba2	2,867,130
1,900,000	5 5/8s, 9/1/10	Ba2	1,883,071
2,500,000	MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	2,647,900
15,000,000	MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co.), MBIA, 6.4s, 9/1/25	Aaa	15,481,800
	MI State Strategic Fund Solid Waste Disp. Rev. Bonds
3,550,000	(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	3,389,185
5,500,000	(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,801,510
5,000,000	Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	Ba3	5,183,400
1,645,000	Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	1,732,629
5,455,000	Waterford, Econ. Dev. Corp. Rev. Bonds (Canterbury Hlth.), 6s, 1/1/39	B-/P	4,450,353
1,000,000	Wayne Charter Cnty., Special Arpt. Fac. Rev. Bonds (Northwest Airlines, Inc.), 6s, 12/1/29	B+/P	784,080
2,275,000	Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	2,384,883

			84,390,330
Minnesota (1.0%)

6,605,000	Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	6,731,288
2,075,000	Minneapolis, Rev. Bonds (Walker Methodist Sr. Svcs.), Ser. A, 6s, 11/15/28	B+/P	1,749,350
1,000,000	MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. M2, 3.05s, 10/1/20	VMIG1	1,000,000
	MN State Hsg. Fin. Agcy. Rev. Bonds (Residential Hsg.), Ser. H
2,000,000	5s, 1/1/36	Aa1	2,115,480
445,000	4s, 1/1/11	Aa1	446,313
800,000	Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 6s, 1/1/34	B/P	822,752
3,915,000	St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds (Healtheast), Ser. A, 6 5/8s, 11/1/17	Ba1	3,938,842

			16,804,025
Mississippi (0.3%)

	Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.)
250,000	Ser. A, 6.8s, 4/1/22	Baa2	307,770
2,500,000	Ser. B, 6.7s, 4/1/22	Baa2	3,048,950
2,000,000	MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	2,021,040

			5,377,760
Missouri (1.7%)

	Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A
3,000,000	5 1/2s, 6/1/32	A	3,178,200
3,250,000	5 1/2s, 6/1/27	A	3,447,568
2,000,000	Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,083,660
3,000,000	MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. B, GNMA Coll., FNMA Coll., 5.8s, 9/1/35	AAA	3,276,540
2,500,000	MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	2,620,000
13,700,000	MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth. Syst.), AMBAC, 3.12s, 6/1/22	VMIG1	13,700,000

			28,305,968
Montana (0.6%)

3,325,000	Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	3,487,593
6,100,000	Forsyth, Poll. Control VRDN (Pacific Corp.), 3.12s, 1/1/18	VMIG1	6,100,000
750,000	MT State Board Inv. Exempt Fac. Rev. Bonds (Still Water Mining Project), 8s, 7/1/20	B1	802,575

			10,390,168
Nebraska (0.4%)

	Kearney, Indl. Dev. Rev. Bonds
136,310	(Great Platte River), 8s, 9/1/12	CCC/P	107,345
1,582,934	(Brookhaven), zero %, 9/1/12	CCC/P	31,801
7,000,000	Lancaster Cnty., Hosp. Auth. VRDN (Bryan Med. Ctr.), AMBAC, 3.05s, 6/1/18	VMIG1	7,000,000

			7,139,146
Nevada (2.0%)

2,000,000	Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20	Aaa	2,147,580
3,745,000	Clark Cnty., Arpt. Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/19	Aaa	4,055,461
1,000,000	Clark Cnty., Impt. Dist. Special Assmt. (Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	1,030,320
5,350,000	Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp. Project), Ser. C, 5.45s, 3/1/38	Baa2	5,714,496
1,500,000	Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB-/P	1,545,615
	Henderson, Local Impt. Dist. Special Assmt. (No. T-14),
4,410,000	5.8s, 3/1/23	BB-/P	4,553,590
2,625,000	5.55s, 3/1/17	BB-/P	2,706,533
1,795,000	(No. T-16), 4.8s, 3/1/15	BB-/P	1,783,781
2,235,000	4s, 3/1/08	BB-/P	2,245,572
	Las Vegas, Local Impt. Board Special Assmt.
1,000,000	(Special Impt. Dist. No. 607), 6s, 6/1/19	BB-/P	1,030,220
200,000	(Dist. No. 607), 5.9s, 6/1/18	BB-/P	206,038
1,500,000	(Dist. No. 607), 5.9s, 6/1/17	BB-/P	1,545,315
810,000	Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 - Summerlin Area), 5.65s, 6/1/23	BB/P	825,463
3,500,000	Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra Pacific Pwr. Co.), 5s, 7/1/09	Ba2	3,521,245

			32,911,229
New Hampshire (2.0%)

	NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
3,000,000	(Havenwood-Heritage Heights), 7.35s, 1/1/18	BB-/P	3,097,980
440,000	(Havenwood-Heritage Heights), 7.1s, 1/1/06	BB-/P	444,532
1,000,000	(Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BB+/P	1,026,010
265,000	(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P	272,415
6,000,000	(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	5,953,980
2,200,000	NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	B/P	2,285,448
	NH State Bus. Fin. Auth. Rev. Bonds
3,000,000	(Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	3,066,330
4,260,000	(Franklin Regl. Hosp. Assn.), Ser. A, 6.05s, 9/1/29	BB-/P	4,071,836
3,550,000	(Proctor Academy), Ser. A, 5.6s, 6/1/28	Baa2	3,652,063
	NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
7,000,000	(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	A3	7,371,000
2,600,000	3 1/2s, 7/1/27	Baa2	2,561,078
8,551,027	NH State Bus. Fin. Auth. Poll. Control & Solid Waste Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22 (In default) (NON)	D	86

			33,802,758
New Jersey (4.4%)

5,000,000	Camden Cnty., Impt. Auth. Rev. Bonds (Dockside Refrigerated), 8.4s, 4/1/24 (In default) (NON)	D/P	4,499,850
	NJ Econ. Dev. Auth. Rev. Bonds
7,000,000	(Winchester Gardens), Ser. A, 8 5/8s, 11/1/25	BB-/P	7,729,190
2,100,000	(Cranes Mill), Ser. A, 7 1/2s, 2/1/27	BB-/P	2,218,902
900,000	(Cedar Crest Village, Inc.), Ser. A, 7s, 11/15/16	BB-/P	932,274
9,700,000	(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	10,136,306
2,065,000	(1st Mtge.-Cranes Hill), Ser. A, 7s, 2/1/10	BB-/P	2,152,866
500,000	(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	519,725
3,000,000	(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,134,580
500,000	(First Mtge. Presbyterian Home), Ser. A, 6 1/4s, 11/1/20	BB/P	519,660
9,000,000	(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,525,420
7,000,000	(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	7,399,910
	NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
6,000,000	(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19	Aaa	7,602,480
5,000,000	(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,603,600
1,250,000	NJ State Ed. Fac. Auth. Rev. Bonds (Stevens Inst. of Tech.), Ser. C, 5 1/8s, 7/1/22	Baa1	1,311,488
	Tobacco Settlement Fin. Corp. Rev. Bonds
2,000,000	6 3/4s, 6/1/39	BBB	2,122,340
1,535,000	6 1/4s, 6/1/43	BBB	1,555,277
6,260,000	(Asset Backed Bonds), 6s, 6/1/37	BBB	6,263,193

			73,227,061
New Mexico (1.6%)

1,740,000	Farmington, Poll. Control Mandatory Put Bonds (Pub. Svc. San Juan), Class B, 2.1s, 4/1/06	Baa2	1,720,529
5,500,000	Farmington, Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s, 10/1/20	Ba1	5,795,460
19,300,000	Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.), Ser. A, 3.07s, 5/1/24	VMIG1	19,300,000

			26,815,989
New York (6.3%)

2,000,000	Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable Leadership), Ser. A, 5 3/4s, 7/1/26	Baa3	2,099,340
375,000	Capital Compost Escrow zero %, 10/31/05 (F)	D/P	75,000
1,250,000	Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	1,214,725
20,000,000	Long Island, Pwr. Auth. Rev. Bonds, MBIA, 5 1/4s, 4/1/10	Aaa	21,421,400
2,000,000	Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A, 5 3/4s, 12/1/24	A3	2,170,000
1,575,000	Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst. Project D), 5 1/4s, 11/1/07	A3	1,655,593
	NY City, G.O. Bonds
12,560,000	Ser. B, FGIC, 6s, 8/1/06	Aaa	13,059,009
8,000,000	Ser. C, 5 1/2s, 8/1/13	A1	8,949,760
7,500,000	Ser. C, 5 1/2s, 8/1/12	A1	8,375,550
	NY City, Indl. Dev. Agcy. Rev. Bonds
2,000,000	(Paper Inc.), 7.8s, 1/1/16	B+/P	2,093,580
4,400,000	(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	4,519,812
3,250,000	(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	3,208,270
500,000	NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	504,925
5,400,000	NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	5,421,924
3,325,000	NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways), 5 1/4s, 12/1/32	Ba2	2,844,338
2,800,000	NY City, State Dorm. Auth. Lease Rev. Bonds (Court Fac.), 6s, 5/15/39	A+	3,082,520
1,800,000	NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,909,494
1,500,000	Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+	1,396,035
8,900,000	Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (acquired 12/09/98, cost $8,900,000) (RES)(*** RESTRICTED PER FUND MANAGER ***)	BB	9,442,811
2,500,000	Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	2,650,350
700,000	Port. Auth. NY & NJ Special Obligation Rev. Bonds, 7s, 10/1/07	BB+/P	722,008
4,000,000	Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landings), Ser. A, 8s, 10/1/20	B+/P	4,471,840
	Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
3,800,000	(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	4,003,528
1,000,000	(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,040,230

			106,332,042
North Carolina (1.8%)

	NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
3,800,000	Ser. B, FGIC, 6s, 1/1/22	Aaa	4,659,902
7,500,000	Ser. C, 5 3/8s, 1/1/17	Baa2	8,000,775
1,000,000	Ser. C, 5 3/8s, 1/1/16	Baa2	1,065,420
2,000,000	Ser. C, 5.3s, 1/1/15	Baa2	2,131,900
4,500,000	NC Med. Care Comm. Retirement Fac. Rev. Bonds (1st Mtge. -Givens Estates Project), Ser. A, 6 1/2s, 7/1/32	BB-/P	4,730,715
9,000,000	NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3	10,140,480

			30,729,192
Ohio (2.5%)

1,500,000	Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock & Roll Hall of Fame), FSA, 3.6s, 12/1/14	Aaa	1,500,375
4,500,000	Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/15	Aa3	5,161,410
750,000	OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s, 5/1/29	Baa1	805,913
5,000,000	OH State Higher Edl. Fac. FRB (Kenyon College), 4.7s, 7/1/13	A2	5,294,900
	OH State Higher Edl. Fac. Mandatory Put Bonds
2,500,000	(Kenyon College), 4.95s, 7/1/15	A2	2,664,275
5,000,000	(Kenyon College Project), 4.85s, 7/1/14	A2	5,342,750
3,000,000	OH State Higher Edl. Fac. Rev. Bonds (Case Western Reserve U.), 5 1/2s, 10/1/22	Aa2	3,328,560
6,500,000	OH State Solid Waste Mandatory Put Bonds, 4.85s, 11/1/07	BBB	6,670,105
750,000	OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (Cleveland Elec.), Class A, 3 3/4s, 10/1/08	Baa2	753,803
6,000,000	OH State Wtr. Dev. Auth. Poll. Control Fac. Rev. Bonds, 6.1s, 8/1/20	Baa2	6,331,740
	OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
3,000,000	(North Star Broken Hill Steel), 6.45s, 9/1/20	A1	3,098,340
1,200,000	(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,213,260

			42,165,431
Oklahoma (0.3%)

3,075,000	OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29	AAA	3,404,271
2,350,000	Ottawa Cnty., Fin. Auth. Indl. Rev. Bonds (Doane Products Co.), 7 1/4s, 6/1/17	B-/P	2,249,867

			5,654,138
Oregon (0.6%)

9,300,000	Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	9,483,303
Pennsylvania (5.7%)

6,500,000	Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15	B1	7,700,420
5,000,000	Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Imports), 4 3/4s, 12/1/32	Baa1	5,329,700
2,850,000	Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	2,850,827
8,680,000	Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	9,368,498
	Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.)
1,700,000	7 5/8s, 7/1/34	BB-/P	1,847,730
1,725,000	7 1/4s, 7/1/24	BB-/P	1,859,878
2,940,000	Dauphin Cnty., Hosp. Rev. Bonds (Northwestern Med. Ctr.), 8 5/8s, 10/15/13	AAA	3,073,094
1,500,000	Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	1,587,420
650,000	Lebanon Cnty., Hlth. Fac. Auth. Rev. Bonds (Good Samaritan Hosp.), 6s, 11/15/35	Baa1	687,739
1,000,000	Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	997,500
	Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
5,250,000	(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33	Baa2	5,396,055
3,860,000	(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A2	3,998,111
2,400,000	Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	2,511,984
1,750,000	New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,750,648
750,000	PA Convention Ctr. Auth. Rev. Bonds, Ser. A, 6 3/4s, 9/1/19	Baa2	768,345
2,000,000	PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A, 6 3/8s, 11/1/41	A3	2,076,940
	PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds
13,000,000	(Colver), Ser. E, 8.05s, 12/1/15	BBB-/P	13,288,340
2,000,000	(Colver), Ser. D, 7.15s, 12/1/18	BBB-	2,042,800
1,870,000	(Northhampton), Ser. B, 6 3/4s, 1/1/07	BB	1,937,283
3,000,000	(Northampton Generating), Ser. A, 6 1/2s, 1/1/13	BB	3,038,460
	PA State Higher Edl. Fac. Auth. Rev. Bonds
1,500,000	(Widener U.), 5.4s, 7/15/36	BBB+	1,580,025
1,345,000	(Philadelphia College of Osteopathic Med.), 5s, 12/1/13	A	1,439,769
945,000	(Philadelphia College of Osteopathic Medicine), 5s, 12/1/06	A	969,579
	Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
4,858,731	(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default) (NON)	D/P	486
3,000,000	(Jeanses Hosp. Project), 5 7/8s, 7/1/17	Baa2	3,157,320
4,000,000	Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.), 3.05s, 7/1/25	A-1+	4,000,000
	Scranton, G.O. Bonds, Ser. C
3,060,000	7.1s, 9/1/31	AAA/P	3,716,768
1,000,000	7s, 9/1/22	AAA/P	1,208,960
1,245,000	Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (1st Mtge. AHF/Central), 6 1/2s, 1/1/29	CCC	1,228,603
2,500,000	West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s, 12/15/27	BBB+	2,685,700
2,000,000	West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB+	2,154,020
2,000,000	York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,129,820

			96,382,822
Puerto Rico (1.5%)

17,000,000	Cmnwlth. of PR, G.O. Bonds, MBIA, 5 3/4s, 7/1/24	AAA	17,345,440
7,400,000	PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	8,094,712

			25,440,152
Rhode Island (0.1%)

1,310,000	Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	BBB	1,321,083
South Carolina (3.0%)

3,090,000	Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone Container Corp.), 7 3/8s, 2/1/07	B/P	3,096,983
	Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
3,080,000	Ser. A, FGIC, 6 1/2s, 1/1/16 (PREREFUNDED)	Aaa	3,833,707
630,000	Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	771,076
2,410,000	Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	2,975,772
3,000,000	Richland Cnty., Rev. Bonds (Intl. Paper Co.), Ser. A, 4 1/4s, 10/1/07	Baa2	3,062,580
5,750,000	SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32	BBB+	6,878,380
3,000,000	SC Jobs Econ. Dev. Auth. Rev. Bonds (Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34	Baa1	3,284,040
	SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance)
3,800,000	Ser. A, 7 3/8s, 12/15/21	Baa2	4,641,890
5,000,000	Ser. C, 6s, 8/1/20	Baa1	5,482,450
	SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
9,000,000	6 3/8s, 5/15/30	BBB	9,446,220
6,000,000	6 3/8s, 5/15/28	BBB	6,172,320

			49,645,418
South Dakota (0.3%)

3,550,000	SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,674,250
1,230,000	SD State Hlth & Edl. Fac. Auth. Rev. Bonds (Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	A1	1,305,608

			4,979,858
Tennessee (1.3%)

4,000,000	Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds (Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2	4,798,520
	Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth.), Ser. A
6,500,000	7 1/2s, 7/1/33	BBB+	7,747,935
3,000,000	7 1/2s, 7/1/25	BBB+	3,596,190
	Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal Express Corp.)
4,000,000	5.05s, 9/1/12	Baa2	4,256,360
2,000,000	4 1/2s, 7/1/14	Baa2	2,010,340

			22,409,345
Texas (5.5%)

	Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
2,500,000	7s, 11/15/33	BB/P	2,649,625
6,850,000	5.9s, 11/15/25	BB/P	6,769,581
1,500,000	Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21	Baa2	1,575,990
5,000,000	Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford), Ser. A1, 7s, 12/1/36	A3	5,096,300
3,985,000	Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s, 10/1/27	BBB+	4,154,004
2,500,000	Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds (American Airlines, Inc.), 8 1/4s, 11/1/36	Caa2	2,056,650
	Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds (American Airlines, Inc.)
2,000,000	7 1/4s, 11/1/30	Caa2	1,510,000
3,000,000	6 3/8s, 5/1/35	Caa2	2,058,750
5,000,000	Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/29	Aaa	5,216,200
4,100,000	Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds, 6 1/4s, 8/15/29	BB	4,101,599
1,500,000	Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.), Class A, 5 1/4s, 12/1/17	A2	1,627,995
	Houston, Arpt. Syst. Rev. Bonds
2,500,000	(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B-	2,172,500
7,000,000	(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B-	6,132,910
3,000,000	(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B-	2,213,310
5,500,000	Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial Hlth. Syst. of East TX), 5.7s, 2/15/28	BBB	5,673,250
7,150,000	North East Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/29	Aaa	7,472,394
5,265,000	Round Rock, Hotel Occupancy Tax Rev. Bonds (Convention Ctr. Complex), 5.85s, 12/1/24	BBB/P	5,271,002
8,000,000	Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,638,720
4,000,000	Tarrant Cnty., Hlth. Fac. Dev. (TX Hlth. Resource Sys.), Ser. A, MBIA, 5 3/4s, 2/15/12	Aaa	4,536,240
	Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
4,250,000	6 1/8s, 7/1/23	Baa3	4,264,408
4,945,000	6s, 7/1/25	Baa3	5,000,236
3,500,000	TX State IFB, Ser. B, 9.338s, 9/30/11	Aa1	4,600,190

			92,791,854
Utah (0.5%)

	Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A
1,000,000	7 1/2s, 2/1/10	BB-	1,024,210
600,000	7.45s, 7/1/17	BB-/P	622,038
4,000,000	Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	4,178,600
1,950,000	UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	2,111,967

			7,936,815
Vermont (0.1%)

1,000,000	VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 22, FSA, 5s, 11/1/34	Aaa	1,043,390
Virginia (2.0%)

	Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A
5,250,000	6.7s, 6/1/27	BB+/P	5,570,040
3,000,000	6 1/2s, 6/1/22	BB+/P	3,209,940
4,000,000	Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA, 5.929s, 8/23/27	Aaa	4,760,160
2,500,000	James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,632,125
4,000,000	Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s, 12/1/32	B+/P	4,353,080
2,000,000	Roanoke Cnty. Indl. Dev. Auth. Rev. Bonds (Res. Care Fac.), Ser. A, 6.3s, 7/1/35	B/P	2,021,960
	Suffolk, Redev. & Hsg. Auth. Rev. Bonds (Beach-Oxford Apts.)
5,510,000	6 1/4s, 10/1/33	BB-/P	5,444,651
5,000,000	6.1s, 4/1/26	BB-/P	4,918,500

			32,910,456
Washington (1.0%)

4,840,000	Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	5,063,656
5,000,000	WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,421,050
5,500,000	Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds (Healtheast), 5 1/2s, 11/15/27	Ba1	5,221,040

			16,705,746
West Virginia (0.7%)

3,475,000	Mason Cnty., Poll. Control FRB (Aappalachian Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/22	Baa2	3,594,123
4,495,000	Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	3,585,976
3,600,000	WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26	Aaa	4,475,916

			11,656,015
Wisconsin (1.1%)

	Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
2,000,000	7s, 6/1/28	BBB	2,123,260
13,250,000	6 3/8s, 6/1/32	BBB	13,547,578
2,500,000	WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan Svcs.), 5 1/8s, 8/15/33	A2	2,565,100

			18,235,938
Wyoming (0.2%)

3,400,000	Uinta Cnty. Poll. Control VRDN (Chevron USA, Inc.), 3.05s, 8/15/20	VMIG1	3,400,000

	Total Municipal bonds and notes (cost $1,572,311,064)		$1,644,839,912
Preferred stocks (0.9%) (a)
Number of shares			Value
2,000,000	Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		$2,151,460
6,000,000	MuniMae Tax Exempt Bond Subsidiary, LLC 144A 6.875% cum. pfd.		6,510,480
6,000,000	MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,913,980

	Total Preferred stocks (cost $14,000,000)		$15,575,920
Corporate bonds and notes (0.3%) (a) (cost $4,500,000)
Principal amount			Value
$4,500,000	GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1, 4.15s, 2039		$4,490,865

Common stocks (-%) (a) (cost $9,057,285)
Number of shares			Value
184,103	Tembec, Inc. (Canada) (NON)		$506,221

	Total Investments (cost $1,599,868,349) (b)		$1,665,412,918

Putnam Tax-Free High Yield Fund
Futures contracts outstanding at April 30, 2005 (Unaudited)

	Number of		Expiration	Unrealized	Aggregate
	contracts	Value	date	depreciation	face value

U.S. Treasury Note 10 yr (Short)	650	$72,424,219	06/05	$(1,234,033)	$71,190,186

Putnam Tax-Free High Yield Fund

Interest rate swap contracts outstanding at April 30, 2005 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JP Morgan Chase Bank dated March 10, 2005 to pay quarterly the notional amount multiplied by 3.702% and receive quarterly the notional amount multiplied by the Bond Market Association Municipal Swap Index.	$60,000,000	9/14/12	($733,997)

Agreement with Citigroup Financial Products, Inc. dated February 7, 2005 to receive quarterly the notional amount multiplied by 3.935% and pay quarterly the notional amount multiplied by the USD-Muni-BMA-Rate.	30,000,000	8/10/30	(482,970)

Agreement with Merrill Lynch International & Co. C.V. dated February 7, 2005 to pay quarterly the notional amount multiplied by 3.125% and receive quarterly the notional amount multiplied by the USD-Muni-BMA-Rate.	90,000,000	8/10/09	356,118

			$(860,849)

NOTES
(a)	Percentages indicated are based on net assets of $1,676,872,432.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $1,599,621,832, resulting in gross unrealized appreciation and depreciation of $93,883,076 and $28,091,990, respectively, or net unrealized appreciation of $65,791,086.

(NON)	Non-income-producing security.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2005 was $9,442,811 or 0.6% of net assets.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2005.

(F)	Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at April 30, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The rates shown on IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, and floating rate bonds (FRB) are the current interest rates at April 30, 2005.

The fund had the following industry group concentrations greater than 10% at April 30, 2005 (as a percentage of net assets):

	Health care	31.6%
	Utilities	21.1

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005